RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 19, 2020	Feb. 13, 2020	Feb. 12, 2020	Dec. 06, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Stock issued during period, value, new issues					$ 25,000
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000			2,500,000
Share price					$ 18.00	$ 18.00	$ 18.00	$ 18.00	$ 18.00
Notes payable, related parties							$ 334,600	$ 334,600
Management fee expense		$ 50,000				$ 50,000
Debt conversion, original debt, amount						$ 1,500,000		$ 1,500,000
Conversion price					$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Initial public offering cost			$ 600,000	$ 300,000
Over-Allotment Option
Stock issued during period, shares, new issues	10,000,000					110,000,000		10,000,000
Related Party Loan
Related party transaction, selling, general and administrative expenses from transactions with related party							$ 150,000	$ 229,310
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000		2,500,000
Equity method investment, ownership percentage					20.00%	20.00%	20.00%	20.00%	20.00%
Sponsor | Over-Allotment Option
Weighted average number of shares, common stock subject to repurchase or cancellation								2,500,000
Class A Common Stock
Common stock, shares, issued					0	0	4,141,928	4,141,928	0
Common stock, shares, outstanding					0	0	4,141,928	4,141,928	0
Share price							$ 12.00	$ 12.00
Class B Common Stock
Stock issued during period, shares, new issues				17,250,000
Stock issued during period, value, new issues				$ 25,000
Effected common stock dividend share		0.1957
Common stock, shares, issued					27,500,000	27,500,000	27,500,000	27,500,000	27,500,000
Common stock, shares, outstanding		27,500,000			27,500,000	27,500,000	27,500,000	27,500,000	27,500,000
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000
Class B Common Stock | Subsequent Event
Effected common stock dividend share		1
Common stock, shares, issued		27,500,000
Common stock, shares, outstanding		27,500,000